Offerings	Nov. 07, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	40,827,263
Maximum Aggregate Offering Price	$ 47,155,488.77
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,512.17
Rule 457(f)	true
Amount of Securities Received | shares	40,827,263
Value of Securities Received, Per Share	1.1550
Value of Securities Received	$ 47,155,488.77
Fee Note MAOP	$ 47,155,488.77
Offering Note	Represents the estimated maximum number of shares of common stock, par value $0.0001 per share ("Topco Common Stock"), of Beacon Topco, Inc. (the "Registrant") that may be issued to the holders of ordinary shares, par value GBP0.000025 per share (the "Barinthus Ordinary Shares"), of Barinthus Biotherapeutics plc ("Barinthus Bio") represented by American Depositary Shares (the "Barinthus ADSs"), each Barinthus ADS representing one (1) Barinthus Ordinary Share (based upon an exchange ratio of one (1) share of Topco Common Stock for each Barinthus Ordinary Share (the "Scheme Exchange Ratio")) pursuant to a scheme of arrangement, in accordance with that Agreement and Plan of Merger (the "Merger Agreement"), dated September 29, 2025, entered into by and among the Registrant, Barinthus Bio, Clywedog Therapeutics, Inc. ("Clywedog") and Beacon Merger Sub, Inc. ("Merger Sub"), as described in the proxy statement/prospectus contained in the registration statement on Form S-4 (the "Registration Statement") to which this Exhibit 107 is attached. The value per share of securities to be received and maximum aggregate offering price are estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and 457(f)(1) under the Securities Act of 1933, as amended (the "Securities Act"). The offering price per share of securities to be received and maximum aggregate offering price used to determine the amount of the registration fee are based upon the average of the high and low prices of Barinthus ADSs, as reported on the Nasdaq Capital Market on November 4, 2025, a date within five (5) business days prior to the filing of the Registration Statement, multiplied by the Scheme Exchange Ratio. Pursuant to Rule 416(a) of the Securities Act, the Registration Statement shall also cover any additional shares of Topco Common Stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Topco Common Stock.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	38,457,477
Maximum Aggregate Offering Price	$ 1,764.54
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.24
Rule 457(f)	true
Amount of Securities Received | shares	8,822,684
Value of Securities Received, Per Share	0.0002
Value of Securities Received	$ 1,764.54
Fee Note MAOP	$ 1,764.54
Offering Note	Represents the estimated maximum number of shares of Topco Common Stock that may be issued to the holders of shares of common stock, $0.0001 par value per share (the "Clywedog Common Stock"), of Clywedog and Series Seed Preferred Stock, $0.0001 par value per share (the "Clywedog Preferred Stock" and together with the Clywedog Common Stock, the "Clywedog Shares"), of Clywedog (based upon an exchange ratio of 4.358932 shares of Topco Common Stock for each Clywedog Share (the "Merger Exchange Ratio")) upon completion of the proposed merger (the "Merger") of Merger Sub with and into Clywedog, pursuant to the terms of the Merger Agreement, as described in the proxy statement/prospectus contained in the Registration Statement to which this Exhibit 107 is attached. The offering price per share and aggregate offering price are estimated solely for the purpose of calculating the amount of the registration fee pursuant to 457(f)(2) under the Securities Act. The value per share of securities to be received and maximum aggregate offering price used to determine the amount of the registration fee are based upon an amount equal to one-third of the par value of the Clywedog Shares to be exchanged for shares of Topco Common Stock in the Merger, multiplied by the Merger Exchange Ratio. Clywedog is a private company, no market exists for its securities and Clywedog has an accumulated capital deficit. Pursuant to Rule 416(a) of the Securities Act, the Registration Statement shall also cover any additional shares of Topco Common Stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Topco Common Stock.